Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (49,790,000)	$ (21,947,000)	$ (84,408,000)	$ (45,387,000)	$ (98,895,000)	$ (55,803,000)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Non-cash portion of interest expense - Note 9			30,376,000	24,981,000	54,810,000	40,839,000
Write-down of production inventories - Note 4	10,959,000		17,924,000		18,617,000	0
Depreciation and amortization			2,758,000	1,065,000	2,078,000	3,472,000
Stock-based compensation - Note 14			592,000	516,000	1,102,000
Accretion - Note 11	94,000	105,000	187,000	211,000	422,000	1,271,000
Phantom share compensation			225,000	525,000	181,000	(391,000)
Amortization of royalty obligation - Note 10	(5,300)		(5,300)
Changes in operating assets and liabilities:
Accounts receivable			(275,000)		(97,000)
Production-related inventories			(24,787,000)	(7,613,000)	(38,627,000)	(138,000)
Materials and supplies inventories			(2,484,000)	(425,000)	(977,000)	(182,000)
Prepaids and other			(3,761,000)	535,000	(387,000)	947,000
Other assets, non-current			(1,005,000)	(120,000)	(120,000)
Accounts payable			7,807,000	1,720,000	3,384,000	271,000
Other liabilities			(103,000)	93,000
Interest payable			(818,000)	(236,000)	(203,000)	548,000
Other liabilities, non-current			135,000
Net cash used in operating activities			(57,642,000)	(24,135,000)	(59,771,000)	(26,925,000)
Cash flows used in investing activities:
Additions to plant, equipment, and mine development			(11,704,000)	(9,725,000)	(12,296,000)	(1,146,000)
Net cash used in investing activities			(11,704,000)	(9,725,000)	(12,296,000)	(1,146,000)
Cash flows from financing activities:
Proceeds from debt					71,831,000	27,881,000
Proceeds from royalty obligation - Note 3 and 10			30,000,000
Proceeds from Recapitalization Transaction - Note 3			10,419,000
Transaction and issuance costs - Note 19			(15,138,000)	(1,881,000)
Net cash provided by financing activities			107,303,000	35,046,000	68,173,000	27,595,000
Net increase in cash and restricted cash			37,957,000	1,186,000	(3,894,000)	(476,000)
Cash and restricted cash, beginning of period			48,967,000	52,861,000	52,861,000
Cash, end of period	86,924,000	54,047,000	86,924,000	54,047,000	48,967,000	52,861,000
Reconciliation of cash and restricted cash:
Cash	47,293,000	12,576,000	47,293,000	12,576,000	6,220,000
First Lien Agreement restricted cash - Note 9	0	2,547,000	0	2,547,000	3,270,000	5,030,000
Asset retirement obligation surety bonds (collateralized obligation)	39,631,000	38,924,000	39,631,000	38,924,000	39,477,000	38,693,000
Total cash and restricted cash	$ 86,924,000	$ 54,047,000	86,924,000	54,047,000	$ 48,967,000	$ 52,861,000
Sprott Credit Agreement
Cash flows from financing activities:
Proceeds from debt			68,600,000
The 1.25 Lien Notes [Member]
Cash flows from financing activities:
Proceeds from debt			44,841,000	$ 36,927,000
First Lien Agreement [Member]
Cash flows from financing activities:
Repayment of debt			(125,468,000)
Promissory Note
Cash flows from financing activities:
Repayment of debt			(6,914,000)
Private Placement [Member]
Cash flows from financing activities:
Proceeds from issuance of equity			75,963,000
Forward purchase agreement
Cash flows from financing activities:
Proceeds from issuance of equity			$ 25,000,000